Trade and Other Payables - Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	$ 1,160,509	$ 1,727,809
90 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	469,544	1,534,745
90-180 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	117,466	139,958
180-365 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	527,369	31,772
>365 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	$ 46,130	$ 21,334